UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 through June 30, 2016

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Sibanye Gold Ltd. ADR	SBGL	825724206	11/18/2015	S1: Approval for the allotment of Sibanye shares	Company	No, received
				including but not limited to the Consideration		after voting
				shares. 1. Approval of the transaction as a		deadline
category 1; 2. Specific approval and authority
to the Board to allot and issue from the current
and/or any future authorized but unissued
Sibanye shares.

Endeavour Mining Corp.	EDV CN	G3040R950	11/105/2015	1. Approve the issuance of 177,061,572 of	Company	Yes	For	For
ordinary shares of Endeavour to LaMancha
Holding S.Ar.L; 2. Authorize, if Board decides
to do so, within 12 months of the date of
the Resolution, the consolidation of the
authorized, issued and outstanding shares in the
capital of Endeavour on the basis of one-post
consolidation share for every 10 pre-consolidation
shares.

Royal Gold, Inc.	RGLD	780287108	11/11/2015	1-1C. Election of Bogden, Jenson and Sokalsky as	Company	Yes	For 1,2,4	For 1.2.4
				directors; 2. Approve appointment of Ernst &			Against 3	Against 3
Young as auditors; 3. Approve Advisory
resolution relating to executive compensation;
4. Proposal to approve Royal Gold long term
incentive plan.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
AuRico Metals, Inc.	AMI CN	05157J959	1/15/2016	1. To consider and, if deemed advisable, pass	Company	Yes	For	For
a resolution to approve the corporation's
proposed shareholder rights plan.

Tahoe Resources, Inc.	TAHO	873868103	3/31/2016	1. Resolution to approve the issuance of common	Company	Yes	For	For
shares for the purchase of Lake Shore Gold.

AuRico Metals, Inc.	AMI	05157J959	3/31/2016	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
auditors, directors to set renumeration;
3. Resolution approving employee share purchase
plan, effective 4/1/2016.

Atlantic Gold Corp.	AGB CN	04854Q952	4/19/2016	1. Resolution approving creation of Ryan Beedie	Company	Yes	For	For
as a new control person of the company.

Newmont Mining Corp.	NEM	651639106	4/20/2016	1-1J. Elect directors; 2. Appointment of registered	Company	Yes	For	For
public accounting firm; 3. Approve, on an
advisory basis, named executive officer
compensation.

Endeavour Mining Corp.	EDV CN	G3040R950	4/21/2016	1. Approve the issuance of 18,945,248	Company	Yes	For	For
common stock; 2. Approve the issuance of
1,642,736 of common shares to La Mancha
Holding S.Ar.L; 3. Authorize, if and when
the directors resolve to do so, within 12 months
to increase share capital to $30,000,000
divided into 200,000,000 comon shares and
100,000,000 undesignated shares.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Agnico Eagle Mines Ltd.	AEM	008474108	4/29/2016	1. Elect directors; 2. Appoint Ernst & Young	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Non-binding resolution accepting the
				company's approach to executive compensation.

Franco-Nevada Corp.	FNV	351858105	5/4/2016	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP, as auditors, directors to fix
				remuneration; 3. Acceptance of the corporation's
				approach to executive compensation.

Silver Wheaton Corp.	SLW CN	828336958	5/25/2016	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1 & 2	For 1 & 2
				auditors, directors to fix remuneration; 3. Non-			Against 3	Against 3
				binding advisory resolution accepting the
				company's approach to executive compensation.

Argonaut Gold, Inc.	AR CN	04016A952	5/4/2016	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Confirm and re-authorize the
				share incentive plan; 4. To have a shareholder
				advisory vote on executive compensation.

Tahoe Resources, Inc.	TAHO	873868103	5/4/2016	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors; 3. To accept company's approach
				to executive compensation.

Goldcorp, Inc.	GG	380956409	4/28/2016	1. Elect directors; 2. Appoint Delotte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Approve
				an amendment to the restricted share unit plan
				in order to increase the number of common

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Goldcorp, Inc.	GG	380956409	4/28/2016	shares issuable to 21,690,276; 4. Non-binding
(continued)				resolution accepting the company's approach
				to executive compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/5/2016	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. If deemed appropriate, pass a
				non-binding resolution accepting company's
				approach to executive compensation.

Kinross Gold Corp.	KGC	496902404	5/11/2016	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. If
				deemed appropriate, pass an advisory resolution
				on company's appoach to executive
				compensation.

Cardinal Resources Ltd.	CDV AU	B8866Y1	4/27/2016	1. Ratification of the issue of 12 cent placement	Company	Yes	For	For
				shares - Listing Rule 7.1; 2. Ratification of the
				issue of 12 cent Placement Shares - Listing Rule
				7.1A; 3. Approval for the issue of 12 cent
				placement shares; 4-6. Issue of 12 cent placement
				shares to directors Koimtsides, Thomas, Easah;
				7. Ratification of the issue of 10 cent placement
				shares - Listing Rule 7.1; 8. Ratification of the
				issue of 10 cent placement shares - Listing
				Rule 7.1; 9. Ratification of the issue of options
				Listing Rule 7.1.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/4/2016	1A-D. Re-election of directors; 2. Re-appoint	Company	Yes	For	For
				Ernst & Young as auditors; 3. A-F. Re-elect
				audit and risk committee members; 4. Resolution-
				general authority to directors to allot and issue

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
AngloGold Ashanti Ltd. ADR	AU	035128206	5/4/2016	ordinary shares; 5. Amendments to increase the
(continued)				aggregate limit of ordinary shares of Anglo
for the purpose of share incentive schemes;
6. Amendments to the share incentive schemes;
7. Approval of non-executive directors
remuneration.

Yamana Gold, Inc.	AUY	98462Y100	5/5/2016	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1 & 2	For 1 & 2
				auditors; 3. On an advisory basis accept			Against 3	Against 3
approach to executive compensation.

Richmont Mines, Inc.	RIC	76547T106	5/12/2016	1. Elect directors; 2. Appoint auditors, directors	Company	Yes	For	For
to fix remuneration.

Alamos Gold, Inc.	AGI	011532108	5/12/2016	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1-5	For 1-5
				auditors, directors to fix remuneration; 3. Pass			Against 6	Against 6
resolution to approve long term incentive plan;
4. If deemed advisable, pass resolution to approve
amended shareholders rights plan; 5. If deemed
advisable, pass resolution to approve amended
By-Law No. 1; 6. Pass resolution on company approach
to executive compensation.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	5/17/2016	1. Elect directors; 2. Appoint Thornton LLP as	Company	Yes	For	For
auditors, directors to fix remuneration.

Gold Fields Ltd. ADR	GFI	38059T106	5/18/2016	1. Re-appoint KPMG LLP as auditors; 2A-E. Elect	Company	Yes	For	For
directors; 3A-C. Elect audit committee;
4. Resolved that directors are authorized to
allot and issue or grant options over shares
representing not more than 5% of the
ordinary shares in the issued shares; 5. Approval

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Gold Fields Ltd. ADR	GFI	38059T106	5/18/2016	for the issuing of equity securities for cash;
(continued)				6. Approval for the remuneration of non-executive
				directors; 7. Approval for the company to
				grant inter-financial assistance in terms of
				Section 44 and 45 of the ACT; 8. Acquisition of
				the company's own shares.

Sibanye Gold Ltd. ADR	SBGL	825724206	5/24/2016	S1. Approval for the remuneration of	Company	Yes	For	For
				non-executive directors; S2. Approval of the
				company's financial assistance in
				terms of Section 44 and 45 of the Act;
				S3. Approval of the amendment to the company's
				memorandum of incorporation; S4. Approval for
				the acquisition of the company's own shares;
				1. Re-appointment of auditors;
				2-6. Re-election of directors; 7-10. Re-election Audit
				committee; 11. Approval for the issue of
				authorized but unissued ordinary shares;
				12. Issuing equity securities for cash.

Randgold Resources Ltd. ADR	GOLD	752344309	5/3/2016	1. Receive audited financial statements,	Company	Yes	For	For
				director's report and auditors report on the
				financial statements; 2. Declare a final dividend
				of $0.66 per ordinary share recommended by
				directors; 3. Approve the directors' remuneration
				report; 4. Directors' remuneration policy;
				5-13. Elect directors; 14. Re-appoint BDO LLP as
				auditors; 15. Authorize directors to fix
				remuneration of the auditors; 16. Authority to
				allot shares; 17. Award of ordinary shares to
				non-executive directors other than the senior
				independent director and the chairman;

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Randgold Resources Ltd. ADR	GOLD	752344309	5/3/2016	18. Award of ordinary shares to independent
(continued)				senior director; 19. Award of ordinary shares
				to the chairman; 20. Authority to disaply pre-
				emption rights; 21. Authority for the company
				to purchase its own shares and American
				Depository shares.

Silver Standard Resources, Inc.	SSRI	82823L106	5/18/2016	1. Elect directors; 2. Set number of directors at 7;	Company	Yes	For	For
				3. Appoint PricewaterhouseCoopers LLP as
				auditors, directors to set remuneration; 4. Non-
				binding resolution accepting the company's
				approach to executive compensation; 5. Consider
				resolution to approve the issuance common
				shares as may be required to be issued by the
				arrangement involving the company and Claude
				Resources.

Eldorado Gold Corp.	EGO	284902103	5/25/2016	1. Elect directors; 2. Appoint KPMG, LLP as	Company	Yes	For	For
				auditors; 3. Directors to fix the auditor's pay;
				4. Approve resolution supporting the company's
				approach to executive compensation; 5. Approve
				resolution approving the reduction of capital
				account of common shares by using 2.5 billion.

Sutter Gold Mining, inc.	SGM CN	86944A956	6/7/2016	1. Elect directors; 2. Appoint Devisser Gray LLP	Company	Yes	For	For
				as auditor, directors to fix remuneration;
				3. Confirm the company's stock option plan.

Klondex Mines Ltd.	KDX CN	498696954	6/15/2016	1. Elect directors; Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution approving

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
Klondex Mines Ltd.	KDX CN	498696954	6/15/2016	the company's share option and restricted share
(continued)				plan; 4. Approve company's approach to
executive compensation; 5. Transact further
business.

Asanko Gold, Inc.	AKG CN	04341Y956	6/16/2016	1. Set number of directors at 7; 2. Elect directors;	Company	Yes	For	For
3. Appoint KPMG LLP as auditors, directors to
fix remuneration; 4. To consider, if fit to ratify
confirm and approve adoption of the shareholders
rights plan.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	6/14/2016	1. Elect directors: 1A. Duncan Middlemiss;	Company	Yes	For 1	For 1
				1B. Nadine Miller; 1C. Charles Page; 1D. Barry Smith;			A,B,D,E,	A,B,D,E,
				1E. Rowland Uloth; 1F. Bill Washington;			G; against	G; against
				1G. Rostislav Raykov; 2. Appoint Grant Thornton			1C, 1F	1C, 1F
LLP as auditor, directors to fix remuneration.

Premier Gold Mines Ltd.	PG CN	74051D955	6/23/2016	1. Elect directors; 2. Appoint Grant Thornton LLP	Company	Yes	For	For
as auditor, directors to fix remuneration;
3. Resolution approving unallocated options under
the company's share option plan; 4. Resolution
approving amendments to company's share
incentive plan.

Endeavour Mining Corp.	EDV CN	G3040R950	6/28/2016	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
auditors, directors to fix remuneration.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
July 18, 2016